FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elena Cimador
Title:  Chief Financial Officer
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Elena Cimador
-----------------
(Signature)

New York, New York
------------------
(City, State)

August   , 2005
---------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $319,760 (thousands)

List of Other Included Managers:

         None

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                                                                      FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Luxor Capital Group, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

ABX AIR INC                    COM*ADDED           00080S101    31,284  3,838,500 SH          SOLE             3,838,500  0      0
AFFIRMATIVE INS HLDGS INC      COM                 008272106    14,972    944,600 SH          SOLE               944,600  0      0
AK STEEL HOLDING CORP          COM                 001547108     4,899    764,200 SH          SOLE               764,200  0      0
AMERICAN EXPRESS CO            COM                 025816109    22,782    428,000 SH          SOLE               428,000  0      0
AMERICAN EXPRESS CO            COM                 025816109    16,608    312,000 SH  CALL    SOLE               312,000  0      0
AUTOZONE INC                   COM                 053332102     6,518     70,500 SH          SOLE                70,500  0      0
CACHE, INC.                    COM NEW             127150308       976     58,700 SH          SOLE                58,700  0      0
CALPINE CORP                   COM                 131347106       408    120,000 SH  PUT     SOLE               120,000  0      0
CARDERO RES CORP               COM                 14140U105       152     59,000 SH          SOLE                59,000  0      0
CARLISLE HLDGS LTD             ORD                 BZP212771018     19      3,000 SH          SOLE                 3,000  0      0
CCA INDS INC                   COM                 124867102     3,085    325,077 SH          SOLE               325,077  0      0
CHENIERE ENERGY INC            COM NEW             16411R208    47,617  1,531,100 SH          SOLE             1,531,100  0      0
CHENIERE ENERGY INC            COM NEW             16411R208     9,859    317,000 SH  PUT     SOLE               317,000  0      0
CHENIERE ENERGY INC            COM NEW             16411R208     6,453    207,500 SH  CALL    SOLE               207,500  0      0
CORRECTIONAL SVCS CORP         COM                 219921103       394    138,200 SH          SOLE               138,200  0      0
FLYI INC                       COM                 34407T104        70     93,000 SH          SOLE                93,000  0      0
FOSTER WHEELER LTD             SHS NEW             BMG365351391      1         26 SH          SOLE                   260  0      0
HAMPSHIRE GROUP LTD            COM                 408859106       851     43,400 SH          SOLE                43,400  0      0
INDUSTRIAL SVCS AMER INC FLA   COM                 456314103       216     40,700 SH          SOLE                40,700  0      0
IPSCO INC                      COM                 462622101    12,450    284,900 SH          SOLE               284,900  0      0
M & F WORLDWIDE CORP           COM                 552541104     4,541    339,900 SH          SOLE               339,900  0      0
MAXXAM INC                     COM                 577913106    15,929    687,480 SH          SOLE               687,480  0      0
NEWS CORP                      CL A                65248E104     2,964    183,200 SH          SOLE               183,200  0      0
NORTEL INVERSORA S A           SPONSORED ADR PFD B 656567401       689     70,000 SH          SOLE                70,000  0      0
NS GROUP INC                   COM                 628916108     6,512    200,300 SH          SOLE               200,300  0      0
OPTIMAL GROUP INC-CL A         CL A NEW            68388R208     4,595    284,500 SH          SOLE               284,500  0      0
OVERSTOCK.COM INC. DEL         NOTE 3.75%12/0      690370AB7     6,131  7,500,000 SH          SOLE             7,500,000  0      0
OVERSTOCK.COM INC. DEL         COM                 690370101    15,491    435,150 SH          SOLE               435,150  0      0
POSCO                          SPONSORED ADR       693483109    43,960    999,774 SH          SOLE               999,774  0      0
RESOURCE AMERICA INC           CL A                761195205     9,093    236,005 SH          SOLE               236,005  0      0
SAUCONY INC                    CL A                804120103       115      5,000 SH          SOLE                 5,000  0      0
SAUCONY INC                    CL B                804120202     4,225    185,300 SH          SOLE               185,300  0      0
SAVIENT PHARMACEUTICALS INC    COM                 80517Q100     2,736    620,300 SH          SOLE               620,300  0      0
SK TELECOM LTD                 SPONSORED ADR       78440P108    17,872    876,100 SH          SOLE               876,100  0      0
UNIVERSAL STAINLESS & ALLOY    COM                 913837100     5,295    434,740 SH          SOLE               434,740  0      0

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